Long-Term Borrowings (Detail) $ in Thousands, ¥ in Billions	Dec. 31, 2014 USD ($)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 1,262,712		$ 1,370,834
Less: Current portion (included in notes payable and current portion of long-term debt)	109,830		204,656
Less: Long-term portion of deferred financing costs	2,798		1,834
Long-term portion	1,150,084		1,164,344
Fixed rate senior notes $450 million due August 2021
Debt Instrument [Line Items]
Long-term Debt	$ 448,965		$ 448,809
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.10%	4.10%	4.10%
Private Placement Notes | U.S. Dollar Denominated Expiring March 2016
Debt Instrument [Line Items]
Long-term Debt	$ 175,689		$ 252,370
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.10%	4.10%	4.10%
Fixed Rate Senior Notes | U.S. Dollar Denominated Due August 2016
Debt Instrument [Line Items]
Long-term Debt	$ 299,861		$ 299,775
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	2.80%	2.80%	2.80%
Term Loan Agreement
Debt Instrument [Line Items]
Long-term Debt	$ 166,250	¥ 12.6	$ 175,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.40%	1.40%	1.40%
Term Loan Agreement | Swiss francs denominated expiring September 2016
Debt Instrument [Line Items]
Long-term Debt	$ 65,399		$ 72,829
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.10%	1.10%	1.10%
Term Loan Agreement | Japanese Yen Denominated Expiring September 2014
Debt Instrument [Line Items]
Long-term Debt	$ 104,705		$ 119,213
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.90%	0.90%	1.00%
Other Borrowings Various Currencies And Rates
Debt Instrument [Line Items]
Long-term Debt	$ 1,843		$ 2,838